Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancellable Capital Expenditure (Details) - Dec. 31, 2020	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	¥ 8,926,000	$ 1,367,969
2022	94,000	14,406
2023	¥ 188,000	$ 28,816